Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018 Segment
Number of reporting segments	6
Stock rotation measurement period	6 months
Manufacturer's standard warranty period	1 year
Manufacturer's standard warranty description	In the Document Solutions Group, Kyocera provides a standard one year manufacturer's warranty on its products
Extended warranty description	For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term.
Minimum
Lessor leasing arrangements, term of contract	1 year
Maximum
Lessor leasing arrangements, term of contract	7 years